PROPERTY, PLANT EQUIPMENT	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
PROPERTY, PLANT EQUIPMENT
PROPERTY, PLANT & EQUIPMENT

NOTE 4 – PROPERTY, PLANT & EQUIPMENT

Property, plant & equipment consists of the following at December 31, 2024 and September 30, 2024, respectively:

	December 31,	September 30,
	2024	2024
Autos and vehicles	$87,204	$87,204
Equipment	54,603	54,603
Total	141,807	141,807
Less: accumulated depreciation	(7,090)	-
Total property, plant & equipment, net	$134,717	$141,807

NOTE 5 – PROPERTY, PLANT & EQUIPMENT

Property, plant & equipment consists of the following at September 30, 2024:

2024
Autos and vehicles	$87,204
Equipment	54,603
Total property, plant & equipment	$141,806

There was no property, plant & equipment at September 30, 2023.  The assets were acquired as part of the TAG transaction on September 17, 2024.